Consolidated Statements of Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated distributions in excess of net income	Accumulated other comprehensive income (loss)	Noncontrolling interest
Balance at beginning of year at Dec. 31, 2008			$ 665	$ 636,199	$ (284,024)	$ (2,235)	$ 2,146
Balance at beginning of year (in shares) at Dec. 31, 2008			66,498
Increase (Decrease) in Equity
Proceeds from DRP			9	6,319
Shares issued from DRP (in shares)			803
Cancelled restricted shares (in shares)			(2)
Deferred stock compensation				15
Amortization of debt issue costs				62
Issuance of shares			172	112,217
Issuance of shares (in shares)			17,261
Offering costs				(5,656)
Net income (loss) attributable to Inland Real Estate Corporation	9,209				9,209
Distributions declared, common	(53,875)				(53,875)
Unrealized gain (loss) on investment securities	3,068					3,068
Reversal of unrealized (gain) loss to realized (gain) loss on investment securities	2,660					2,660
Unrealized gain (loss) on derivative instruments	217					217
Net income attributable to noncontrolling interest	417						417
Contributions to noncontrolling interest							24
Purchase of noncontrolling interest							(149)
Distributions to noncontrolling interest							(745)
Balance at end of year at Dec. 31, 2009	426,715		846	749,156	(328,690)	3,710	1,693
Balance at end of year (in shares) at Dec. 31, 2009	84,560		84,560
Increase (Decrease) in Equity
Proceeds from DRP			3	2,604
Shares issued from DRP (in shares)			309
Deferred stock compensation				48
Amortization of debt issue costs				(330)
Issuance of shares			29	24,720
Issuance of shares (in shares)			2,969
Offering costs				(850)
Net income (loss) attributable to Inland Real Estate Corporation	1,218				1,218
Distributions declared, common					(49,008)
Unrealized gain (loss) on investment securities	1,549					1,549
Reversal of unrealized (gain) loss to realized (gain) loss on investment securities	(2,080)					(2,080)
Unrealized gain (loss) on derivative instruments	(2,031)					(2,031)
Net income attributable to noncontrolling interest	306						306
Contributions to noncontrolling interest							25
Purchase of noncontrolling interest							(1,218)
Distributions to noncontrolling interest							(702)
Balance at end of year at Dec. 31, 2010	400,998		878	775,348	(376,480)	1,148	104
Balance at end of year (in shares) at Dec. 31, 2010	87,838		87,838
Increase (Decrease) in Equity
Proceeds from DRP			4	2,485
Shares issued from DRP (in shares)			299
Cancelled restricted shares (in shares)			(1)
Deferred stock compensation				(80)
Amortization of debt issue costs				42
Exercise of stock options				9
Exercise of stock options (in shares)			1
Issuance of shares		50,000	8	7,838
Issuance of shares (in shares)			855
Offering costs				(2,431)
Net income (loss) attributable to Inland Real Estate Corporation	(7,184)				(7,184)
Dividends on preferred shares	(948)				(948)
Distributions declared, common					(50,589)
Unrealized gain (loss) on investment securities	(1,053)					(1,053)
Reversal of unrealized (gain) loss to realized (gain) loss on investment securities	(1,191)					(1,191)
Unrealized gain (loss) on derivative instruments	(6,304)					(6,304)
Net income attributable to noncontrolling interest	130						130
Contributions to noncontrolling interest							25
Purchase of noncontrolling interest							(735)
Distributions to noncontrolling interest							(611)
Balance at end of year at Dec. 31, 2011	$ 390,413	$ 50,000	$ 890	$ 783,211	$ (435,201)	$ (7,400)	$ (1,087)
Balance at end of year (in shares) at Dec. 31, 2011	88,992		88,992